Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Provision for Income Taxes

The provision for income taxes consists of the following for the years ended December 31:

(Dollars in thousands)	2014	2013	2012

Current	$2,393	$2,196	$2,040
Deferred	175	77	(50)

Total income tax provision	$2,568	$2,273	$1,990

Income Tax Provision Attributable to Income from Operations

The income tax provision attributable to income from operations differs from the amounts computed by applying the statutory federal income tax rate of 34% to income before income taxes as follows:

(Dollars in thousands)	2014	2013	2012

Expected provision using statutory federal income tax rate	$2,874	$2,554	$2,223
Tax-exempt income on state and municipal securities and political subdivision loans	(188)	(203)	(269)
Interest expense associated with carrying certain state and municipal securities and political subdivision loans	4	6	6
Tax-exempt income on bank owned life insurance	(90)	(86)	(78)
Other	(32)	2	108

Total income tax provision	$2,568	$2,273	$1,990

Tax Effects of Temporary Differences of Deferred Tax Assets and Deferred Tax Liabilities

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are as follows:

(Dollars in thousands)	2014	2013

Allowance for loan losses	$1,648	$1,887
Net operating loss carryforward	341	470
Capital loss carryforward	–	35
Unrealized loss on securities available-for-sale	145	750
Other	41	37

	2,175	3,179

Valuation allowance on deferred tax assets	–	(35)

Deferred tax assets	2,175	3,144

Premises and equipment	(374)	(443)
Federal Home Loan Bank stock dividends	(609)	(736)
Deferred loan fees	(282)	(226)
Prepaid expenses	(159)	(120)
Other	(374)	(462)

Deferred tax liabilities	(1,798)	(1,987)

Net deferred tax asset	$377	$1,157